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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Dynamic Credit Opportunities Fund

NYSE: VTA

2	Letters to Shareholders

3	Fund Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

23	Financial Statements

26	Notes to Financial Statements

36	Financial Highlights

38	Approval of Investment Advisory and Sub-Advisory Contracts

40	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For

Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary

Cumulative total returns, 2/29/16 to 8/31/16

Fund at NAV	15.78%
Fund at Market Value	21.87
Credit Suisse Leveraged Loan Index▼	7.91

Market Price Discount to NAV as of 8/31/16	-8.83

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradeable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll- free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Dynamic Credit Opportunities Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Variable Rate Senior Loan Interests–101.17%(a)(b)
Aerospace & Defense–2.70%
Abacus Innovations Corp., Term Loan B	3.27%	08/16/2023		$4,394	$4,426,660
BE Aerospace, Inc., Term Loan	3.75%	12/16/2021		414	418,723
CAMP International Holding Co., First Lien Term Loan(c)	—	08/18/2023		2,402	2,393,832
Consolidated Aerospace Manufacturing, LLC, First Lien Term Loan	4.75%	08/11/2022		1,716	1,612,765
IAP Worldwide Services,
Revolver Loan(d)	0.00%	07/18/2018		1,156	1,132,412
Revolver Loan	7.00%	07/18/2018		289	283,103
Second Lien Term Loan (Acquired 07/22/2014-08/18/2014; Cost $1,575,378)	8.00%	07/18/2019		1,673	1,522,458
PRV Aerospace, LLC, Term Loan	7.00%	05/09/2018		2,315	2,199,344
TransDigm Inc.,
Delayed Draw Term Loan F	3.75%	06/09/2023		2,416	2,410,693
Term Loan E	3.75%	05/16/2022		6,580	6,577,693
Term Loan F	3.75%	06/09/2023		2,684	2,678,547
					25,656,230

Air Transport–0.48%
Delta Air Lines, Inc., Revolver Loan(d)	0.00%	10/18/2017		1,032	1,016,790
Gol LuxCo S.A. (Luxembourg), First Lien Term Loan (Acquired 08/19/2015; Cost $3,459,821)	6.50%	08/31/2020		3,488	3,496,564
					4,513,354

Automotive–2.20%
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017		776	736,827
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022		610	558,274
CH Hold Corp., Term Loan A (Acquired 02/25/2016; Cost $2,188,861)	6.25%	11/20/2019		2,208	2,205,605
FCA US LLC, Term Loan B	3.50%	05/24/2017		702	703,908
Federal-Mogul Corp.,
Term Loan B	4.00%	04/15/2018		1,004	991,414
Term Loan C	4.75%	04/15/2021		12,484	11,958,681
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		50	50,231
Transtar Holding Co.,
First Lien Term Loan(e)	0.00%	10/09/2018		3,446	2,765,380
Second Lien Term Loan(e)	0.00%	10/09/2019		1,010	158,228
Wand Intermediate I L.P., Second Lien Term Loan	8.25%	09/17/2022		818	763,156
					20,891,704

Beverage & Tobacco–0.08%
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $822,204)	8.50%	12/31/2021		827	735,693

Building & Development–1.05%
Beacon Roofing Supply, Inc., Term Loan B	4.00%	10/01/2022		1,127	1,132,114
Beazer Homes USA, Inc., Term Loan	6.41%	03/11/2018		1,364	1,356,893
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		1,554	1,567,793
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/16/2012; Cost $57,342)(d)	0.00%	02/28/2017		57	37,273
PIK Exit Revolver Loan (Acquired 07/15/2010-03/31/2016; Cost $774,481)(f)	5.00%	02/28/2017		717	466,140
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		1,148	1,147,503
Mueller Water Products, Inc., Term Loan B	4.00%	11/25/2021		61	61,758
Norrmalm 3 AB (Sweden), Term Loan B-1	4.00%	05/31/2021	EUR	333	375,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Building & Development–(continued)
Re/Max International, Inc., Term Loan	4.00%	07/31/2020	$1,216	$1,216,948
Realogy Group LLC, Term Loan B	3.75%	07/20/2022	477	480,697
Stardust Finance Holdings, Inc., Term Loan	6.50%	03/13/2022	1,417	1,410,263
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/2014-06/30/2016; Cost $242,173)(f)	12.00%	03/07/2018	242	33,824
PIK Term Loan B (Acquired 03/07/2014-06/30/2016; Cost $105,819)(f)	6.50%	02/28/2019	176	0
WireCo WorldGroup, Inc., First Lien Term Loan(c)	—	07/22/2023	693	695,087
				9,981,305

Business Equipment & Services–9.48%
Allied Universal Holdco LLC,
Delayed Draw Term Loan(d)	0.00%	07/28/2022	421	420,806
Term Loan	5.50%	07/28/2022	2,120	2,120,861
Alorica Inc., Term Loan B	5.50%	06/30/2022	1,901	1,920,414
Asurion LLC,
Second Lien Term Loan	8.50%	03/03/2021	10,682	10,670,417
Term Loan B-1	5.00%	05/24/2019	778	779,421
Term Loan B-2	4.25%	07/08/2020	9,544	9,520,640
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/2021	708	701,267
Caraustar Industries, Inc., Term Loan	8.00%	05/01/2019	214	215,282
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022	2,492	1,769,393
Term Loan B	4.50%	04/09/2021	4,025	3,581,966
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022	209	208,758
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019	1,939	1,335,165
Second Lien Term Loan	8.75%	12/21/2020	677	306,563
Equinix, Inc., Term Loan B	4.00%	01/08/2023	634	638,280
First Data Corp.,
Term Loan	4.52%	03/24/2021	14,674	14,767,140
Term Loan	4.27%	07/10/2022	1,237	1,242,408
Genesys Telecom Holdings, U.S., Inc., Term Loan B	4.50%	11/13/2020	460	459,588
Global Payments Inc., Term Loan B	4.02%	04/22/2023	1,179	1,190,916
Hillman Group Inc. (The), Term Loan B	4.50%	06/30/2021	1,502	1,504,329
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022	186	174,445
KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023	3,376	3,424,959
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022	2,507	2,394,216
Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020	1,236	1,265,526
Lonestar Intermediate Super Holdings, LLC, Term Loan B(c)	—	08/31/2021	3,328	3,320,924
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022	416	382,412
Sensus USA, Inc., Term Loan	6.50%	04/05/2023	3,383	3,399,101
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023	6,817	6,857,437
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019	4,162	4,130,633
TaxAct, Inc., Term Loan	7.00%	12/31/2022	1,386	1,399,978
TNS Inc.,
First Lien Term Loan	5.00%	02/14/2020	361	362,686
Second Lien Term Loan	9.00%	08/14/2020	182	180,867
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021	1,450	1,457,250
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023	1,588	1,592,175
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022	1,100	1,106,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Business Equipment & Services–(continued)
Wash MultiFamily Laundry Systems, LLC,
First Lien Term Loan	4.25%	05/13/2022		$109	$108,885
First Lien Term Loan	4.25%	05/13/2022		623	621,739
Second Lien Term Loan (Acquired 05/05/2015; Cost $132,644)	8.00%	05/12/2023		133	132,163
Second Lien Term Loan (Acquired 05/05/2015; Cost $23,236)	8.00%	05/14/2023		23	23,148
WEX Inc., Term Loan B	4.25%	07/01/2023		4,221	4,262,451
					89,951,135

Cable & Satellite Television–4.44%
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		6,016	6,055,501
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		9,571	9,667,495
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,843	2,854,064
Numericable-SFR S.A. (France),
Term Loan B-5	4.56%	07/29/2022		1,320	1,322,975
Term Loan B-6	4.75%	02/10/2023		1,824	1,832,742
Telenet Financing USD LLC, Term Loan AD	4.25%	06/30/2024		2,126	2,136,433
UPC Financing Partnership, Term Loan AN(c)	—	08/23/2024		10,780	10,759,937
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		344	344,932
WideOpenWest Finance LLC, Term Loan B(c)	—	08/19/2023		2,998	2,987,849
Ziggo B.V. (Netherlands), Term Loan C(c)	—	08/31/2024	EUR	3,774	4,203,058
					42,164,986

Chemicals & Plastics–3.00%
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		465	459,677
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/2019		764	764,394
Second Lien Term Loan	8.25%	06/02/2020		520	478,739
Colouroz Investment LLC (Germany),
Second Lien Term Loan	8.25%	09/05/2022	EUR	7,505	8,224,778
Second Lien Term Loan B-2	8.25%	09/05/2022		11,565	10,967,436
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		288	288,832
MacDermid, Inc., First Lien Term Loan	5.50%	06/07/2020		823	823,830
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,699	3,291,865
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		1,166	1,117,368
Prolampac Intermediate Inc.,
First Lien Term Loan	5.75%	08/18/2022		42	42,577
Second Lien Term Loan (Acquired 08/06/2015; Cost $754,513)	9.25%	08/18/2023		769	756,982
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		392	387,482
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		826	826,634
					28,430,594

Clothing & Textiles–0.80%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021		2,446	2,438,005
Second Lien Term Loan	9.50%	05/27/2022		1,269	1,247,063
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,722	3,630,094
Samsonite IP Holdings, S.a.r.l (Luxembourg), Term Loan B	4.00%	05/13/2023		296	300,186
					7,615,348

Conglomerates–0.29%
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		1,439	1,436,479
Penn Engineering & Manufacturing Corp., Term Loan B	4.00%	08/29/2021		1,263	1,265,530
Spectrum Brands, Inc., Term Loan	3.51%	06/23/2022		15	15,516
					2,717,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Containers & Glass Products–3.41%
Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/2021	EUR	2,750	$2,709,252
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022		$449	449,738
Term Loan	4.50%	10/01/2021		1,632	1,636,298
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,397	1,396,774
Duran Group (Germany),
Term Loan B (Acquired 07/15/2015; Cost $5,667,845)	8.25%	11/28/2019	EUR	5,175	5,743,520
Term Loan C (Acquired 07/15/2015; Cost $1,483,279)	8.25%	11/28/2019		1,483	1,475,863
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/2020		2,145	2,146,405
Second Lien Term Loan (Acquired 05/06/2014; Cost $436,724)	10.00%	05/09/2021		441	421,313
Klockner Pentaplast of America, Inc., Revolver Loan(d)	0.00%	01/28/2020	EUR	5,000	5,573,765
LA Holding B.V. (Netherlands),
Term Loan A (Acquired 09/15/2014; Cost $73,438)	5.88%	10/31/2016	EUR	57	62,988
Term Loan B-1A (Acquired 09/15/2014-12/16/2015; Cost $3,281,856)	6.50%	06/18/2018	EUR	2,600	2,886,158
Term Loan B-1B (Acquired 09/15/2014-12/16/2015; Cost $3,531,598)	6.50%	06/18/2018	EUR	2,798	3,105,788
Term Loan B-1C (Acquired 09/15/2014-12/16/2015; Cost $1,150,922)	6.50%	06/18/2018	EUR	912	1,012,267
Ranpak Corp.,
Second Lien Term Loan (Acquired 05/15/2015; Cost $338,655)	8.25%	10/03/2022		245	226,415
Term Loan B-1	4.25%	10/01/2021		339	335,683
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		2,477	2,483,738
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		683	655,902
					32,321,867

Cosmetics & Toiletries–0.93%
Coty Inc., Term Loan B	3.75%	10/27/2022		1,455	1,465,534
Galleria Co., Delayed Draw Term Loan	3.75%	01/26/2023		3,238	3,256,219
Revlon Consumer Products Corp., Term Loan B(c)	—	09/07/2023		4,084	4,085,890
					8,807,643

Drugs–0.89%
BPA Laboratories,
First Lien Term Loan	3.25%	07/03/2017		1,605	1,222,161
Second Lien Term Loan	3.25%	07/03/2017		1,395	802,230
Endo Pharmaceuticals Holding Inc., Term Loan B	3.75%	09/25/2022		1,151	1,146,398
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2, Term Loan B(c)	—	12/11/2019		3,172	3,181,106
Series F-1, Term Loan B	5.50%	04/01/2022		2,069	2,074,646
					8,426,541

Ecological Services & Equipment–0.19%
Waste Industries USA, Inc., Term Loan	3.50%	02/27/2020		600	602,228
WCA Waste Corp., Term Loan(c)	—	08/11/2023		1,218	1,220,677
					1,822,905

Electronics & Electrical–13.90%
4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,142	5,512,846
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B3	3.51%	02/01/2023		16,238	16,403,146
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020		1,033	1,035,397
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		1,518	1,501,733
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,402	1,408,366
CommScope, Inc., Term Loan 5	3.75%	12/29/2022		2,690	2,705,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Electronics & Electrical–(continued)
Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019		$342	$342,408
Term Loan B-2	6.25%	12/15/2021		1,699	1,660,375
Dell International LLC,
Term Loan A-2(c)	—	09/07/2021		4,250	4,124,125
Term Loan B(c)	—	09/07/2023		11,153	11,226,849
Diamond US Holding LLC, Term Loan B	4.75%	12/17/2021		1,467	1,448,056
Diebold, Inc., Term Loan	5.25%	11/06/2023		2,777	2,795,323
Hyland Software, Inc.,
First Lien Term Loan	4.75%	07/01/2022		726	728,417
Second Lien Term Loan	8.25%	07/03/2023		327	329,429
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,731	1,711,343
Lully Finance LLC,
Second Lien Term Loan B-1	9.50%	10/16/2023		766	758,557
Second Lien Term Loan B-2	9.25%	10/16/2023	EUR	5,500	6,192,492
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,560	3,573,295
MACOM Technology Solutions Holdings, Inc., Term Loan(c)	—	05/07/2021		896	902,933
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,470	1,464,081
Micron Technology, Inc., Term Loan	6.64%	04/26/2022		1,178	1,192,586
Microsemi Corp., Term Loan B	3.75%	01/15/2023		2,727	2,749,701
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,508	1,510,957
MKS Instruments, Inc., Term Loan B	4.25%	05/01/2023		1,968	1,989,129
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		78	77,942
Second Lien Term Loan	8.50%	06/01/2021		450	436,887
MTS Systems Corp., Term Loan B	5.00%	07/05/2023		1,403	1,418,480
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,427	1,425,077
Neustar, Inc., Term Loan (Acquired 12/02/2015; Cost $3,307,582)	4.52%	01/22/2018		3,154	3,150,207
ON Semiconductor Corp., Term Loan B	5.25%	03/31/2023		9,137	9,268,105
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018		8,238	8,244,260
Second Lien Term Loan	11.25%	12/21/2019		707	712,806
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/2022		1,826	1,840,981
Term Loan B-2	4.00%	07/08/2022		233	234,538
Sybil Software LLC,
Term Loan B	4.25%	03/20/2020		245	245,604
Term Loan B(c)	—	08/03/2022	EUR	1,896	2,149,784
Term Loan B(c)	—	08/03/2022		3,933	3,946,349
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		361	362,129
Veritas US Inc.,
Term Loan B-1	6.63%	01/27/2023	EUR	12,022	12,622,329
Term Loan B-1	6.63%	01/27/2023		5,273	4,868,369
VF Holding Corp., First Lien Term Loan	4.75%	06/30/2023		1,771	1,778,416
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		5,781	5,823,436
					131,873,077

Equipment Leasing–0.20%
IBC Capital US LLC, First Lien Term Loan	4.75%	09/09/2021		1,923	1,860,227

Financial Intermediaries–2.20%
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		272	273,591
iPayment Inc., Term Loan	6.75%	05/08/2017		4,057	3,904,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Financial Intermediaries–(continued)
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		$2,123	$2,139,154
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,248	4,028,595
RJO Holdings Corp., Term Loan	7.28%	12/10/2017		3,311	2,756,432
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		1,966	1,979,108
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/2020	GBP	1,031	1,357,698
Stiphout Finance LLC,
First Lien Term Loan	4.75%	10/26/2022		315	314,313
Second Lien Term Loan (Acquired 07/21/2015; Cost $69,840)	9.00%	10/26/2023		70	69,461
Second Lien Term Loan	9.00%	10/26/2023	EUR	3,580	4,043,228
					20,866,369

Food & Drug Retailers–3.09%
Adria Group Holding B.V. (Netherlands), Term Loan	10.50%	06/04/2018	EUR	17,045	17,996,057
Albertsons, LLC,
Term Loan B-4	4.50%	08/25/2021		10,765	10,826,457
Term Loan B-6	4.75%	06/22/2023		64	64,837
Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/2020		99	99,719
Second Lien Term Loan	4.88%	06/21/2021		298	298,878
					29,285,948

Food Products–4.09%
AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		4,480	4,520,252
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		2,483	2,484,275
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		3,975	4,009,613
Chefs’ Warehouse Parent, LLC,
Delayed Draw Term Loan(d)	0.00%	06/22/2022		148	144,758
Delayed Draw Term Loan	5.75%	06/22/2022		57	56,154
First Lien Term Loan	5.75%	06/22/2022		1,248	1,223,353
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		161	153,348
Second Lien Term Loan	8.75%	07/03/2021		1,411	1,287,844
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		1,332	1,338,454
Frontier Midco Ltd. (United Kingdom), Term Loan B	5.27%	11/27/2020	GBP	1,250	1,640,821
Hearthside Group Holdings, LLC,
Revolver Loan(d)	0.00%	06/02/2019		562	558,377
Revolver Loan	3.74%	06/02/2019		916	911,040
Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/2023		737	740,457
JBS USA, LLC, Term Loan B	4.00%	10/30/2022		6,215	6,218,632
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		10,863	10,989,663
Post Holdings, Inc., Revolver Loan(d)	0.00%	01/29/2019		2,283	2,281,171
Shearer’s Foods, LLC, Second Lien Term Loan	7.75%	06/30/2022		241	219,738
					38,777,950

Food Service–2.02%
Portillo’s Holdings, LLC, Second Lien Term Loan	8.00%	08/01/2022		471	471,228
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,122	1,128,347
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,003,075)	8.75%	02/28/2019		1,024	962,101
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		2,101	2,107,322
Second Lien Term Loan	8.50%	10/01/2022		646	646,340
US Foods, Inc., Term Loan B	4.00%	06/27/2023		10,065	10,128,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food Service–(continued)
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/2020		$2,791	$2,152,110
Yum! Brands, Inc., First Lien Term Loan B	3.26%	06/16/2023		1,558	1,569,932
					19,166,035

Health Care–5.39%
Acadia Healthcare Co., Inc.,
Term Loan B	3.75%	02/11/2022		660	661,561
Term Loan B-2	4.50%	02/16/2023		2,275	2,290,869
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan(c)	—	07/23/2024	EUR	8,750	9,760,189
CareCore National, LLC, Term Loan B	5.50%	03/05/2021		1,407	1,379,291
Community Health Systems, Inc.,
Revolver Loan(d)	0.00%	01/27/2019		1,160	1,122,367
Term Loan F	4.08%	12/31/2018		2,329	2,300,452
Term Loan G	3.75%	12/31/2019		565	544,926
DJO Finance LLC, Term Loan	4.25%	06/07/2020		506	489,539
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		897	903,462
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,665	3,640,736
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,729	1,737,015
HCA, Inc.,
Term Loan B-6	3.77%	03/18/2023		1,314	1,331,188
Term Loan B-7	3.57%	02/15/2024		2,208	2,231,794
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		267	265,080
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		2,431	2,445,173
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		7,802	7,897,875
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,061	1,048,475
New Millennium HoldCo, Inc., Term Loan	7.50%	12/21/2020		4,552	2,227,407
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		416	417,462
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		1,347	1,355,446
Tunstall Group Finance Ltd. (United Kingdom), Acquisition Facility Loan(d)	0.00%	10/18/2019	GBP	4,000	4,727,338
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,414	2,402,068
					51,179,713

Home Furnishings–1.27%
Hilding Anders International AB (Sweden),
Jr. Term Loan	12.00%	06/30/2020	EUR	3,434	76,603
Second Lien Term Loan	5.50%	06/30/2018	EUR	7,250	7,136,790
Mattress Holding Corp.,
Term Loan	6.25%	10/20/2021		682	683,184
Term Loan	6.25%	10/20/2021		4,131	4,135,347
					12,031,924

Industrial Equipment–1.46%
Accudyne Industries LLC,
Revolver Loan(d)	0.00%	09/13/2019		3,112	2,661,692
Term Loan	4.00%	12/13/2019		3,186	2,855,395
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		572	471,372
Second Lien Term Loan	7.00%	11/22/2021		862	582,768
Delachaux S.A. (France), Term Loan B-3	5.50%	10/28/2021	GBP	2,522	3,222,966
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		273	270,232
Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		355	337,948
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,273	1,767,619
Tank Holding Corp., Term Loan	5.25%	03/16/2022		806	772,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Industrial Equipment–(continued)
Terex Corp., Term Loan	3.50%	08/13/2021		$142	$141,411
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		806	809,242
					13,892,806

Insurance–0.01%
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		66	59,344

Leisure Goods, Activities & Movies–3.87%
Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		7,778	7,721,018
Term Loan B-3	4.75%	07/30/2021		6,201	6,180,210
AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		1,671	1,683,864
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		284	285,735
Cinemark USA, Inc., Term Loan B	3.32%	05/06/2022		142	143,356
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		679	679,679
Equinox Holdings Inc., Revolver Loan(d)	0.00%	02/01/2018		1,047	942,553
Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/2015; Cost $9,228,758)	4.52%	04/22/2017	GBP	6,212	7,932,362
Life Time Fitness, Inc., Term Loan B	4.25%	06/10/2022		233	234,042
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,527	1,535,954
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		2,457	2,398,699
UFC Holdings, LLC,
First Lien Term Loan	5.00%	08/18/2023		4,065	4,083,087
Second Lien Term Loan	8.50%	08/18/2024		1,437	1,453,086
William Morris Endeavor Entertainment, LLC, First Lien Term Loan	5.25%	05/06/2021		1,482	1,487,053
					36,760,698

Lodging & Casinos–4.54%
B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	8,500	9,488,438
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		1,297	1,290,945
Boyd Gaming Corp., Term Loan B-2(c)	—	08/18/2023		1,461	1,469,180
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,749	3,627,460
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		4,291	4,294,743
ESH Hospitality, Inc., Term Loan B(c)	—	08/30/2023		3,338	3,352,359
Harrah’s Operating Co., Inc.,
Term Loan B-4(g)	1.50%	10/31/2016		296	322,429
Term Loan B-6(g)	1.50%	03/01/2017		4,218	4,446,559
Hilton Worldwide Finance, LLC,
Term Loan B-1	3.50%	10/26/2020		86	86,121
Term Loan B-2	3.10%	10/25/2023		878	884,080
MGM Growth Properties Operating Partnership L.P., Term Loan B	4.00%	04/25/2023		1,743	1,759,535
Scientific Games International, Inc.,
Revolver Loan(d)	0.00%	10/18/2018		2,562	2,273,453
Revolver Loan	3.52%	10/18/2018		594	527,177
Term Loan	6.00%	10/18/2020		6,298	6,309,309
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		936	939,015
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,007	2,018,494
					43,089,297

Nonferrous Metals & Minerals–1.09%
American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		140	133,853
Term Loan	4.75%	05/20/2021		36	34,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Nonferrous Metals & Minerals–(continued)
Arch Coal, Inc.,
DIP Term Loan(d)(g)	0.00%	01/31/2017		$2,049	$2,053,858
Term Loan(g)	7.50%	05/16/2018		5,643	3,009,468
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		236	235,638
Second Lien Term Loan (Acquired 01/29/2015; Cost $538,613)	9.50%	01/30/2023		547	535,092
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		382	381,007
Levantina Group (Spain), Term Loan (Acquired 04/29/2014-12/31/2015; Cost $6,116,621)(f)	10.00%	06/30/2020	EUR	6,097	1,088,120
Novelis Inc., Term Loan	4.00%	06/02/2022		2,873	2,883,334
					10,354,747

Oil & Gas–6.86%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		26	13,488
Ascent Resources — Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,142	1,575,846
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,231	2,019,215
California Resources Corp., Term Loan(c)	—	12/31/2021		1,262	1,324,771
CITGO Holding Inc., Term Loan B	9.50%	05/12/2018		4,394	4,435,645
CJ Holding Co.,
DIP Delayed Draw Term Loan(d)(g)	0.00%	03/31/2017		153	156,367
DIP Delayed Draw Term Loan(g)	10.00%	03/31/2017		51	52,123
Term Loan B-2(e)(g)	0.00%	03/24/2022		979	736,722
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,561	1,430,207
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		7,872	3,660,295
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,847	2,628,990
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	6,650	7,395,491
Fieldwood Energy LLC,
First Lien Term Loan	8.00%	08/31/2020		2,034	1,705,951
First Lien Term Loan	8.38%	09/30/2020		1,103	746,980
Second Lien Term Loan	8.38%	09/30/2020		1,363	504,197
Term Loan	3.88%	09/28/2018		2,331	2,006,851
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,786	2,413,274
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		3,624	3,528,895
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,882	2,880,302
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,778	1,564,645
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		168	168,565
Osum Productions Corp. (Canada), Term Loan (Acquired 08/04/2014-08/03/2016; Cost $1,996,165)	6.50%	07/31/2020		2,135	1,323,930
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		341	93,871
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(g)	5.25%	07/16/2021		1,407	328,235
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,915	2,572,202
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/2014-08/09/2016; Cost $1,864,098)	5.75%	10/20/2021		1,913	1,741,216
Samson Investment Co., Second Lien Term Loan(e)(g)	0.00%	09/25/2018		6,590	1,608,041
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		11,454	5,555,046
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2020		3,336	2,931,222
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,046	855,621
Targa Resources Corp., Term Loan B	5.75%	02/25/2022		612	613,499
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,348	3,322,885
Weatherford International Ltd. (Bermuda), Term Loan(c)	—	07/13/2020		3,376	3,207,534
					65,102,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Publishing–1.39%
Getty Images, Inc.,
Revolver Loan(d)	0.00%	10/18/2017		$4,196	$3,923,053
Term Loan	4.75%	10/18/2019		4,626	3,943,821
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,813	3,517,562
ProQuest LLC, Term Loan B	5.75%	10/24/2021		1,860	1,848,233
					13,232,669

Radio & Television–2.44%
Block Communications, Inc., Incremental Term Loan B	4.00%	11/07/2021		694	696,946
Gray Television, Inc., Term Loan	3.94%	06/13/2021		36	36,302
iHeartCommunications, Inc.,
Term Loan D	7.27%	01/30/2019		12,067	9,310,034
Term Loan E	8.02%	07/31/2019		15,948	12,269,960
Sinclair Television Group Inc., Term Loan B-1	3.50%	07/30/2021		788	792,063
					23,105,305

Retailers (except Food & Drug)–7.03%
Cortefiel, S.A. (Spain),
PIK Term Loan B-1(f)	1.00%	03/20/2017	EUR	2,530	1,843,842
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	1,930	1,406,161
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	898	654,782
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	2,361	1,720,371
David’s Bridal, Inc., Term Loan	5.00%	10/11/2019		1,073	1,010,190
Fullbeauty Brands Holdings Corp., First Lien Term Loan	5.75%	10/14/2022		3,938	3,708,111
Harbor Freight Tools USA, Inc., Term Loan B	4.00%	08/19/2023		336	337,353
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		656	522,099
Kirk Beauty One GmbH (Germany), Term Loan B-8	4.75%	08/13/2022	EUR	1,538	1,738,146
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		3,265	2,646,366
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		93	86,692
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,502	1,275,910
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/2022		1,222	203,159
Term Loan	5.00%	03/11/2021		4,025	2,059,453
Petco Animal Supplies, Inc.,
Term Loan B-1	5.00%	01/26/2023		4,066	4,105,744
Term Loan B-2	5.00%	01/26/2023		1,460	1,472,883
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		863	787,092
Pilot Travel Centers LLC, Term Loan B	3.27%	05/25/2023		595	599,086
Savers Inc., Term Loan	5.00%	07/09/2019		2,636	2,309,540
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,663	13,296,005
THOM Europe S.A.S. (France), Revolver Loan (Acquired 05/21/2015-09/14/2015; Cost $6,728,001)(d)	0.00%	01/18/2019	EUR	7,000	7,808,151
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,144	6,840,468
Toys ‘R’ Us-Delaware, Inc.,
Term Loan A-1	8.25%	10/24/2019		1,038	1,022,842
Term Loan A-1	8.25%	10/24/2019		1,288	1,268,324
Term Loan B-2	5.25%	05/25/2018		147	139,203
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	6,156	5,918,259
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		2,267	1,898,603
					66,678,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Steel–0.62%
Fortescue Metals Group Ltd., Term Loan B	3.75%	06/30/2019	$5,898	$5,875,288

Surface Transport–0.70%
Avis Budget Car Rental, LLC, Term Loan	3.25%	03/15/2022	1,624	1,633,305
Hertz Corp. (The), Term Loan B	3.50%	06/30/2023	184	185,202
Kenan Advantage Group, Inc.,
Delayed Draw Term Loan(d)	0.00%	01/31/2017	46	45,804
Term Loan	4.00%	07/31/2022	383	380,179
Term Loan B	4.00%	07/29/2022	123	122,263
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022	1,536	1,541,663
U.S. Shipping Corp., Term Loan B	5.25%	06/26/2021	2,160	2,138,749
XPO Logistics, Inc., Term Loan B-2(c)	—	10/30/2021	605	608,830
				6,655,995

Telecommunications–4.48%
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	4,843	4,853,981
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	3,829	3,840,614
Frontier Communications Corp., Delayed Draw Term Loan A	3.03%	03/31/2021	3,469	3,363,500
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022	1,897	1,902,300
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019	3,588	3,417,099
Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/2022	9,510	9,569,265
LTS Buyer LLC, First Lien Term Loan B	4.00%	04/13/2020	43	43,576
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021	3,014	2,933,290
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	2,709	2,420,417
Term Loan	4.00%	04/23/2019	4,064	3,624,747
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	971	978,885
Windstream Corp., Term Loan B-6	5.75%	03/29/2021	3,424	3,454,855
XO Communications, LLC, Term Loan	4.25%	03/20/2021	518	518,572
Zayo Group, LLC, Term Loan B	3.75%	05/06/2021	1,612	1,616,156
				42,537,257

Utilities–4.58%
APLP Holdings L.P., Term Loan	6.00%	04/13/2023	1,880	1,894,495
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022	881	854,837
Calpine Corp.,
Term Loan B-5	3.50%	05/27/2022	2,798	2,803,829
Term Loan B-6	4.00%	01/15/2023	7,110	7,158,076
Term Loan B-7	3.64%	05/31/2023	5,025	5,051,922
Dayton Power & Light Co. (The), Term Loan B	4.00%	08/24/2022	334	336,945
Dynegy Inc.,
Term Loan B-2	4.00%	04/23/2020	225	224,943
Term Loan C	5.00%	06/27/2023	6,218	6,234,798
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	12/19/2016	1,548	1,556,175
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021	2,689	2,633,345
Second Lien Term Loan B	8.25%	12/17/2022	652	616,643
Term Loan C	5.00%	12/17/2021	119	116,393
Meter Reading Holding, LLC, Term Loan B(c)	—	08/29/2023	2,395	2,388,846
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,064	1,034,775
Texas Competitive Electric Holdings Co., LLC,
DIP Term Loan B(g)	5.00%	10/31/2017	7,599	7,629,968
DIP Term Loan C(g)	5.00%	10/31/2017	1,733	1,740,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Utilities–(continued)
TPF II Power, LLC, Term Loan	5.00%	10/02/2021		$870	$875,991
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		258	256,373
					43,408,522
Total Variable Rate Senior Loan Interests					959,830,958

Bonds & Notes–27.64%
Aerospace & Defense–0.38%
LMI Aerospace, Inc.	7.38%	07/15/2019		2,894	2,959,115
TransDigm Inc.(h)	6.38%	06/15/2026		609	627,270
					3,586,385

Air Transport–0.43%
Mesa Airlines, Inc.(h)	5.75%	07/15/2025		4,011	4,041,112

Automotive–0.69%
Adient Global Holdings Ltd. (Jersey)(h)	3.50%	08/15/2024	EUR	5,608	6,526,305

Building & Development–0.67%
Cemex, S.A.B. de C.V. (Mexico)(h)	4.63%	06/15/2024	EUR	2,121	2,475,930
CMC Di Ravenna (Italy)(h)	7.50%	08/01/2021	EUR	4,532	3,897,575
					6,373,505

Business Equipment & Services–3.78%
AA BondCo PLC (United Kingdom)(h)	5.50%	07/31/2022	GBP	793	1,073,869
Dream Secured Bondco AB (Sweden)(h)(i)	8.25%	10/21/2023	EUR	1,000	1,164,708
Dream Secured Bondco AB (Sweden)(h)(i)	8.25%	10/21/2023	EUR	7,530	8,770,255
Dream Secured Bondco AB (Sweden)(h)(i)	8.25%	10/21/2023	SEK	34,923	4,260,938
ICBPI (United Kingdom)(h)(i)	8.00%	05/30/2021	EUR	7,000	7,823,768
ICBPI (United Kingdom)(h)	8.25%	05/30/2021	EUR	2,000	2,345,346
TeamSystem S.p.A. (Italy) (Acquired 02/25/2016; Cost $7,103,781)(h)(i)	7.25%	05/20/2022	EUR	6,500	7,250,427
West Corp.(h)	4.75%	07/15/2021		3,143	3,213,718
					35,903,029

Cable & Satellite Television–3.58%
Altice Financing S.A. (Luxembourg)(h)	5.25%	02/15/2023	EUR	4,500	5,317,686
Altice Financing S.A. (Luxembourg)(h)	6.63%	02/15/2023		536	560,790
Altice Financing S.A. (Luxembourg)(h)	7.50%	05/15/2026		8,064	8,467,200
Cequel Communications, LLC(h)	5.50%	05/15/2026		7,531	7,982,860
Numericable-SFR S.A. (France)(h)	5.63%	05/15/2024	EUR	3,250	3,851,789
Numericable-SFR S.A. (France)(h)	6.00%	05/15/2022		346	354,910
Numericable-SFR S.A. (France)(h)	7.38%	05/01/2026		1,345	1,388,712
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/2022		189	199,892
Virgin Media Investment Holdings Ltd. (United Kingdom)	5.13%	02/15/2022	GBP	100	136,075
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.13%	01/15/2025	GBP	2,366	3,327,502
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.50%	08/15/2026		2,252	2,347,710
					33,935,126

Chemicals & Plastics–0.32%
Chemours Co. (The)	6.63%	05/15/2023		605	586,850
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,834	2,468,774
					3,055,624

Clothing & Textiles–0.42%
SMCP S.A.S. (France)(h)(i)	6.00%	11/01/2022	EUR	3,481	3,950,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Containers & Glass Products–1.96%
Ardagh Glass Finance PLC(h)(i)	4.07%	05/15/2021		$1,163	$1,189,167
Ardagh Glass Finance PLC(h)	4.63%	05/15/2023		1,132	1,160,300
Ardagh Glass Finance PLC(h)	6.75%	05/15/2024	EUR	3,945	4,785,491
Ardagh Glass Finance PLC(h)	7.00%	11/15/2020		178	179,216
Ardagh Glass Finance PLC(h)	8.38%	06/15/2019	EUR	814	959,368
Ardagh Glass Finance PLC(h)	8.63%	06/15/2019		4,000	4,200,000
Reynolds Group Holdings Inc.(h)(i)	4.13%	07/15/2021		1,310	1,332,925
Reynolds Group Holdings Inc.(h)	5.63%	12/15/2016		1,833	1,837,582
Reynolds Group Holdings Inc.	5.75%	10/15/2020		1,563	1,615,751
Reynolds Group Holdings Inc.	6.88%	02/15/2021		1,043	1,087,328
Reynolds Group Holdings Inc.	9.88%	08/15/2019		275	283,938
					18,631,066

Electronics & Electrical–1.49%
Blackboard Inc.(h)	7.75%	11/15/2019		2,234	2,116,715
Dell International LLC(h)	5.45%	06/15/2023		4,067	4,338,897
Interoute Finco PLC (Luxembourg)(h)(i)	6.25%	10/15/2020	EUR	300	338,065
Micron Technology, Inc.(h)	7.50%	09/15/2023		2,590	2,881,375
Veritas US Inc.(h)	7.50%	02/01/2023	EUR	4,093	4,428,571
					14,103,623

Financial Intermediaries–4.46%
Arrow Global Finance (United Kingdom)(h)(i)	4.99%	11/01/2021	EUR	4,750	5,380,938
Cabot Financial S.A. (Luxembourg)(h)(i)	5.88%	11/15/2021	EUR	2,500	2,688,514
Cabot Financial S.A. (Luxembourg)(h)	6.50%	04/01/2021	GBP	8,560	10,875,240
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	7.50%	08/01/2022	EUR	4,725	5,473,021
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	11.00%	11/01/2023	GBP	7,400	9,850,918
Lindorff Group AB (Norway)(h)(i)	5.50%	08/15/2020	EUR	3,587	4,022,126
Lindorff Group AB (Norway)(h)	9.50%	08/15/2022	EUR	3,402	4,018,463
					42,309,220

Food & Drug Retailers–0.47%
Adria Group Holding B.V. (Netherlands)(h)(i)	4.95%	08/08/2017	EUR	4,000	4,439,572

Food Products–0.03%
Wagamama Finance PLC (United Kingdom)(h)	7.88%	02/01/2020	GBP	210	293,824

Health Care–2.18%
Care UK Health & Social Care PLC (United Kingdom)(h)(i)	5.53%	07/15/2019	GBP	4,029	4,682,251
DJO Finance LLC(h)	8.13%	06/15/2021		2,144	1,897,440
DJO Finance LLC(h)	10.75%	04/15/2020		3,041	2,516,427
IDH Finance PLC (United Kingdom)(h)	6.25%	08/15/2022	GBP	4,295	5,635,182
IDH Finance PLC (United Kingdom)(h)(i)	6.41%	08/15/2022	GBP	3,500	4,573,043
Kinetic Concepts, Inc.(h)	7.88%	02/15/2021		229	247,893
Unilabs SubHolding AB (Sweden)(h)(i)	7.25%	07/15/2018	EUR	1,000	1,116,008
					20,668,244

Lodging & Casinos–1.57%
ESH Hospitality, Inc.(h)	5.25%	05/01/2025		1,833	1,842,165
Schumann S.p.A. (Italy)(h)(i)	6.63%	07/31/2022	EUR	2,860	3,198,562
Schumann S.p.A. (Italy)(h)	7.00%	07/31/2023	EUR	681	784,292
Travelodge Hotels Ltd. (United Kingdom)(h)(i)	7.89%	05/15/2023	GBP	5,203	6,796,884
Travelodge Hotels Ltd. (United Kingdom)(h)	8.50%	05/15/2023	GBP	1,625	2,280,038
					14,901,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Nonferrous Metals & Minerals–0.54%
TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		$6,200	$5,115,000

Oil & Gas–0.25%
Drill Rigs Holdings Inc.(h)	6.50%	10/01/2017		4,342	1,427,432
FTS International, Inc.(h)(i)	8.15%	06/15/2020		1,207	986,723
					2,414,155

Radio & Television–0.32%
Clear Channel International B.V.(h)	8.75%	12/15/2020		2,883	3,070,395

Retailers (except Food & Drug)–1.96%
Claire’s Stores Inc.(h)	6.13%	03/15/2020		734	400,030
Matalan (United Kingdom)(h)	6.88%	06/01/2019	GBP	403	427,328
New Look PLC (United Kingdom)(h)	8.00%	07/01/2023	GBP	8,500	9,989,784
Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $6,083,868)(f)(h)(j)	10.00%	06/14/2019		2,725	0
TWIN SET — Simona Barbieri S.p.A. (Italy)(h)(i)	5.58%	07/15/2019	EUR	7,250	7,825,399
					18,642,541

Steel–0.02%
Fortescue Metals Group Ltd.(h)	9.75%	03/01/2022		172	199,520

Surface Transport–0.10%
WFS Global Holding SAS (France)(h)	12.50%	12/30/2022	EUR	1,000	953,766

Telecommunications–1.97%
Cellnex Telecom SAU (Spain)(h)	2.38%	01/16/2024	EUR	1,700	1,960,928
Communications Sales & Leasing, Inc.(h)	6.00%	04/15/2023		842	886,205
Goodman Networks Inc.	12.13%	07/01/2018		4,887	2,419,065
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.00%	04/23/2021	EUR	8,835	10,286,159
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.38%	04/23/2021		500	518,750
Windstream Services, LLC	6.38%	08/01/2023		20	18,150
Windstream Services, LLC	7.50%	06/01/2022		2,709	2,624,344
					18,713,601

Utilities–0.05%
Calpine Corp.(h)	6.00%	01/15/2022		430	452,575
Calpine Corp.(h)	7.88%	01/15/2023		1	156
					452,731
Total Bonds & Notes					262,281,117

Structured Products–8.16%
Adagio V CLO Ltd. (Ireland)(h)(i)	6.70%	10/15/2029	EUR	786	863,585
ALME Loan Funding V B.V. (Ireland)(h)(i)	6.00%	07/15/2029	EUR	1,250	1,308,588
Apidos Cinco CDO(h)(i)	5.07%	05/14/2020		930	930,973
Apidos CLO IX(h)(i)	6.78%	07/15/2023		1,304	1,304,442
Apidos CLO X(h)(i)	7.01%	10/30/2022		955	957,348
Apidos CLO XI(h)(i)	5.93%	01/17/2023		2,756	2,578,105
Apidos CLO XV(h)(i)	5.45%	10/20/2025		1,000	905,491
Atrium X LLC(h)(i)	5.18%	07/16/2025		750	663,852
Avoca CLO XII Ltd. (Italy)(h)(i)	5.21%	10/15/2027	EUR	1,000	1,054,575
Avoca CLO XIV Ltd. (United Kingdom)(h)(i)	4.75%	07/12/2028	EUR	1,750	1,782,062
Avoca CLO XV Ltd. (United Kingdom)(h)(i)	5.00%	01/15/2029	EUR	1,000	1,007,689
Avoca CLO XVI Ltd. (United Kingdom)(h)(i)	6.25%	07/15/2029	EUR	2,235	2,365,519
Babson CLO Ltd. 2013-II(h)(i)	5.18%	01/18/2025		2,365	2,134,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Structured Products-(continued)
Babson Euro CLO 2014-1 B.V. (Netherlands)(h)(i)	4.31%	04/15/2027	EUR	2,000	$2,009,041
Bosphorus CLO II (Ireland)(h)(i)	8.75%	10/15/2025	EUR	1,250	1,356,020
Cairn CLO VI B.V. (Netherlands)(h)(i)	6.25%	07/25/2029	EUR	1,898	2,045,533
Callidus MAPS CLO Fund II, Ltd.(h)(i)	4.95%	07/20/2022		$1,002	992,439
Carlyle Global Market Strategies CLO 2012-2 Ltd.(h)(i)	6.80%	07/20/2023		2,174	2,178,750
Carlyle Global Market Strategies CLO 2012-3 Ltd.(h)(i)	6.17%	10/04/2024		623	614,146
Carlyle Global Market Strategies CLO 2013-1 Ltd.(h)(i)	6.32%	02/14/2025		1,200	1,175,736
Carlyle High Yield Partners X, Ltd.(h)(i)	3.89%	04/19/2022		504	479,588
Centurion CDO 15 Ltd.(h)(i)	2.91%	03/11/2021		2,750	2,613,849
Duane Street CLO 2007-4(h)(i)	5.07%	11/14/2021		407	386,796
Elm Park CLO, Ltd.(h)(i)	6.40%	04/16/2029	EUR	2,000	2,223,731
Euro Galaxy 2013-3 (Netherlands)(h)(i)	5.20%	01/17/2027	EUR	1,579	1,640,211
Flagship CLO VI(h)(i)	5.41%	06/10/2021		922	885,083
Flagship CLO VI(h)(i)	5.41%	06/10/2021		3,085	2,960,100
Gallatin Funding Ltd.(h)(i)	6.35%	07/15/2023		1,838	1,702,251
Halcyon Loan Investors CLO II, Ltd.(h)(i)	4.31%	04/24/2021		2,121	2,088,406
ING Investment Management CLO 2012-4, Ltd.(h)(i)	6.43%	10/15/2023		4,765	4,704,428
ING Investment Management CLO 2013-3, Ltd.(h)(i)	5.18%	01/18/2026		1,573	1,364,738
ING Investment Management CLO III, Ltd.(h)(i)	4.18%	12/13/2020		1,842	1,844,293
ING Investment Management CLO IV, Ltd.(h)(i)	4.96%	06/14/2022		395	378,453
Inwood Park CLO Ltd.(h)(i)	4.20%	01/20/2021		1,000	986,687
Keuka Park CLO 2013-1(h)(i)	5.20%	10/21/2024		328	287,125
KKR Financial CLO 2012-1, Ltd.(h)(i)	6.15%	12/15/2024		4,900	4,723,246
Madison Park Funding IX, Ltd.(h)(i)	6.07%	08/15/2022		450	440,533
Madison Park Funding X, Ltd.(h)(i)	5.95%	01/20/2025		1,185	1,155,523
Madison Park Funding XIV, Ltd.(h)(i)	5.45%	07/20/2026		750	664,700
Madison Park Funding XIV, Ltd.(h)(i)	6.10%	07/20/2026		1,060	815,143
Northwoods Capital X Ltd.(h)(i)	4.37%	11/04/2025		692	647,756
Octagon Investment Partners XIV Ltd.(h)(i)	5.93%	01/15/2024		725	674,433
Octagon Investment Partners XIX Ltd.(h)(i)	5.53%	04/15/2026		1,639	1,354,767
Octagon Investment Partners XVIII Ltd.(h)(i)	6.07%	12/16/2024		2,365	2,142,946
Orwell Park CLO Ltd.(h)(i)	4.45%	07/18/2029	EUR	1,125	1,113,043
Pacifica CDO VI, Ltd.(h)(i)	4.57%	08/15/2021		1,538	1,537,027
Regatta IV Funding Ltd. 2014-1(h)(i)	5.66%	07/25/2026		1,000	813,750
Silverado CLO 2006-II Ltd.(h)(i)	4.43%	10/16/2020		2,050	1,898,514
St. James River CLO Ltd. 2007-1(h)(i)	4.96%	06/11/2021		294	294,308
St. Paul’s IV CLO (Ireland)(h)(i)	4.50%	04/25/2028	EUR	1,000	1,010,018
St. Paul’s IV CLO (Ireland)(h)(i)	5.70%	04/25/2028	EUR	500	450,751
Symphony CLO VIII, Ltd.(h)(i)	6.47%	01/09/2023		3,116	3,130,222
Symphony CLO XI, Ltd.(h)(i)	5.93%	01/17/2025		1,030	949,328
TriMaran CLO VII Ltd.(h)(i)	4.05%	06/15/2021		926	846,558
Total Structured Products					77,437,053

			Shares
Common Stocks & Other Equity Interests–5.58%(k)
Aerospace & Defense–0.03%
IAP Worldwide Services(h)(l)				221	275,782

Building & Development–0.76%
Axia Acquisition Corp. (Acquired 03/19/2010; Cost $1,404,030)(h)(l)				101	902,023
BMC Stock Holdings, Inc.(l)				267,933	5,342,584
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(h)(l)				2,339	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788)(h)(l)	28	$0
Newhall Holding Co., LLC, Class A(h)(l)	237,569	623,619
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0)(h)(l)	10,076	0
WCI Communities, Inc.(l)	18,849	354,738
		7,222,964

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V., Class A	344	27,138

Conglomerates–0.01%
Euramax International, Inc.(h)(l)	1,870	130,886

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(h)(l)	4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(h)(l)	7,468	0
		0

Financial Intermediaries–0.00%
RJO Holdings Corp.(h)(l)	2,144	21,441
RJO Holdings Corp., Class A(h)(l)	1,142	571
RJO Holdings Corp., Class B(h)(l)	3,333	1,667
		23,679

Forest Products–0.04%
Verso Corp., Class A(l)	61,544	388,343

Health Care–0.01%
New Millennium Holdco, Inc.(h)(l)	148,019	112,198

Leisure Goods, Activities & Movies–0.65%
Metro-Goldwyn-Mayer Inc., Class A(h)(l)	75,602	6,054,435

Lodging & Casinos–0.33%
Twin River Worldwide Holdings, Inc.(h)(l)	41,966	3,126,467

Nonferrous Metals & Minerals–0.00%
Levantina Group (Spain) (Acquired 04/29/2014-06/24/2015; Cost $0)(h)(l)	36,932	0

Oil & Gas–0.00%
Seventy Seven Operating LLC(l)	200	3,250
Seventy Seven Operating LLC, Wts. expiring 08/01/2021(h)(l)	1,087	3,804
		7,054

Publishing–0.52%
Affiliated Media, Inc.(h)(l)	87,369	2,402,642
Merrill Communications LLC, Class A(h)(l)	602,134	2,408,536
Tronc, Inc.	6,064	102,785
		4,913,963

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/2009; Cost $0)(h)(j)(l)	62,413	0

Surface Transport–3.23%
Nobina Europe AB (Sweden)(l)	4,969,706	30,622,907

Utilities–0.00%
Bicent Power, LLC Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(h)(l)	2,024	0
Bicent Power, LLC Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(h)(l)	3,283	0
		0
Total Common Stocks & Other Equity Interests		52,905,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Preferred Stocks–0.00%(k)
Building & Development–0.00%
Tamarack Resort LLC , Class B (Acquired 03/07/2014; Cost $42,952)(h)	182	$0
United Subcontractors, Inc.(h)(l)	2	50
		50

Financial Intermediaries–0.00%
RJO Holdings Corp.(h)(l)	649	42,178

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 10/29/2014-01/06/2016; Cost $0)(h)(l)	5,748	0
Total Preferred Stocks		42,228

Money Market Funds–7.49%
Liquid Assets Portfolio–Institutional Class, 0.38%(m)	35,519,889	35,519,889
Premier Portfolio–Institutional Class, 0.37%(m)	35,519,888	35,519,888
Total Money Market Funds		71,039,777
TOTAL INVESTMENTS(n)–150.04% (Cost $1,493,334,100)		1,423,536,949
BORROWINGS–(31.09)%		(295,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.15)%		(124,795,033)
OTHER ASSETS LESS LIABILITIES–(5.80)%		(54,983,340)
NET ASSETS–100.00%		$948,758,576

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession

EUR	– Euro
GBP	– British Pound
Jr.	– Junior

PIK	– Payment-in-Kind
SEK	– Swedish Krona
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	This variable rate interest will settle after August 31, 2016, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2016 was $5,268,371, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Levantina Group, PIK Term Loan	—	10.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Targus Group International, Inc., PIK	—	10.00

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $336,510,079, which represented 35.47% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Dynamic Credit Opportunities Fund

(j)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2016 was $0, which represented less than 1% of the Fund’s Net Assets. See Note 5.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Portfolio Composition+*

By credit quality, based on Total Investments

as of August 31, 2016

BBB+	0.4%
BBB	2.0
BBB-	3.7
BB+	2.7
BB	15.1
BB-	10.5
B+	13.5
B	14.6
B-	7.4
CCC+	11.0
CCC	2.5
CCC-	0.9
D	1.0
Non-Rated	10.8
Equity	3.9

+	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Dynamic Credit Opportunities Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,416,210,456)	$1,352,497,172
Investments in affiliates, at value (Cost $77,123,644)	71,039,777
Total investments, at value (Cost $1,493,334,100)	1,423,536,949
Cash	378,827
Foreign currencies, at value (Cost $33,901,614)	33,740,308
Receivable for:
Investments sold	49,666,571
Interest and fees	12,554,533
Investments matured, at value (Cost $28,641,243)	8,160,818
Unrealized appreciation on forward foreign currency contracts outstanding	388,910
Investment for trustee deferred compensation and retirement plans	4,181
Other assets	207,834
Total assets	1,528,638,931

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,795,033
Payable for:
Borrowings	295,000,000
Investments purchased	121,086,328
Dividends	217,917
Accrued fees to affiliates	828
Accrued interest expense	266,098
Accrued trustees’ and officers’ fees and benefits	4,838
Accrued other operating expenses	413,917
Trustee deferred compensation and retirement plans	4,181
Unrealized depreciation on forward foreign currency contracts outstanding	1,211,227
Unfunded loan commitments	36,879,988
Total liabilities	579,880,355
Net assets applicable to common shares	$948,758,576

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,385,559,501
Undistributed net investment income	(10,398,751)
Undistributed net realized gain (loss)	(337,585,227)
Net unrealized appreciation (depreciation)	(88,816,947)
$948,758,576

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	74,094,284
Net asset value per common share	$12.80
Market value per common share	$11.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Dynamic Credit Opportunities Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$44,922,662
Dividends (net of foreign withholding taxes of $233,468)	1,276,260
Interest and dividends from affiliates	189,631
Other income	998,622
Total investment income	47,387,175

Expenses:
Advisory fees	8,346,567
Administrative services fees	108,572
Custodian fees	238,915
Interest, facilities and maintenance fees	3,662,253
Transfer agent fees	31,006
Trustees’ and officers’ fees and benefits	14,395
Registration and filing fees	57,059
Reports to shareholders	56,006
Professional services fees	159,378
Other	41,089
Total expenses	12,715,240
Less: Fees waived	(14,291)
Net expenses	12,700,949
Net investment income	34,686,226

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(3,686,484)
Foreign currencies	(3,093,295)
Forward foreign currency contracts	19,688,860
12,909,081
Change in net unrealized appreciation (depreciation) of:
Investment securities	98,688,687
Foreign currencies	(329,506)
Forward foreign currency contracts	(16,939,894)
81,419,287
Net realized and unrealized gain	94,328,368
Net increase in net assets from operations applicable to common shares	$129,014,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Dynamic Credit Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$34,686,226	$72,220,670
Net realized gain (loss)	12,909,081	(36,055,204)
Change in net unrealized appreciation (depreciation)	81,419,287	(100,191,734)
Net increase (decrease) in net assets from operations applicable to common shareholders	129,014,594	(64,026,268)
Distributions to common shareholders from net investment income	(33,342,428)	(41,491,092)
Return of capital applicable to common shareholders	—	(25,193,764)
Net increase (decrease) in net assets applicable to common shares	95,672,166	(130,711,124)

Net assets applicable to common shares:
Beginning of period	853,086,410	983,797,534
End of period (includes undistributed net investment income of $(10,398,751) and $(11,742,549), respectively)	$948,758,576	$853,086,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Dynamic Credit Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$129,014,594

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(580,024,006)
Proceeds from sales of investments	638,449,615
Net change in unfunded loan commitments	(16,336,320)
Net change in transactions in forward foreign currency contracts	16,939,894
Amortization of loan fees	(759,309)
Increase in interest receivables and other assets	(233,605)
Accretion of discounts on investment securities	(4,295,392)
Increase in accrued expenses and other payables	255,433
Net realized loss from investment securities	3,686,484
Net change in unrealized appreciation on investment securities	(98,688,687)
Net cash provided by operating activities	88,008,701

Cash provided by (used in) financing activities:
Dividends paid to shareholders	(33,323,615)
Proceeds from borrowings	30,000,000
Net cash provided by (used in) financing activities	(3,323,615)
Net increase in cash and cash equivalents	84,685,086
Cash and cash equivalents at beginning of period	20,473,826
Cash and cash equivalents at end of period	$105,158,912

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,715,395

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

26                         Invesco Dynamic Credit Opportunities Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

27                         Invesco Dynamic Credit Opportunities Fund

D.	Distributions — Distributions from net investment income are declared and paid monthly to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

28                         Invesco Dynamic Credit Opportunities Fund

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Foreign Risk — The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
P.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser monthly based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Funds’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $14,291.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

Certain officers and trustees of the Fund are officers and directors of Invesco.

29                         Invesco Dynamic Credit Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2016, there were transfers from Level 3 to Level 2 of $31,050,083, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $27,728,801, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$847,585,209	$112,245,749	$959,830,958
Bonds & Notes	—	255,030,690	7,250,427	262,281,117
Structured Products	—	77,437,053	—	77,437,053
Equity Securities	107,878,272	9,923,773	6,185,776	123,987,821
	107,878,272	1,189,976,725	125,681,952	1,423,536,949
Forward Foreign Currency Contracts*	—	(822,317)	—	(822,317)
Total Investments	$107,878,272	$1,189,154,408	$125,681,952	$1,422,714,632

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2016:

	Value 02/29/16	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 08/31/16
Variable Rate Senior Loan Interests	$121,544,132	$28,053,775	$(51,116,255)	$500,687	$1,069,713	$851,210	$25,320,265	$(13,977,778)	$112,245,749
Bonds & Notes	16,349,408	7,101,199	(137,971)	28,101	—	981,995	—	(17,072,305)	7,250,427
Equity Securities	3,731,621	—	—	—	—	45,619	2,408,536	—	6,185,776
Total	$141,625,161	$35,154,974	$(51,254,226)	$528,788	$1,069,713	$1,878,824	$27,728,801	$(31,050,083)	$125,681,952

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$388,910	$(1,211,227)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

30                         Invesco Dynamic Credit Opportunities Fund

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$19,688,860
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(16,939,894)
Total	$2,748,966

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$394,015,124

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/16	Barclays Bank PLC	EUR	70,000,000	USD	78,093,050	$78,122,097	$(29,047)
09/15/16	Goldman Sachs & Co.	EUR	81,881,752	USD	91,380,854	91,382,488	(1,634)
09/15/16	JPMorgan Chase & Co.	EUR	70,000,000	USD	78,100,400	78,122,097	(21,697)
09/15/16	Citibank, N.A.	GBP	25,000,000	USD	32,429,950	32,837,731	(407,781)
09/15/16	Goldman Sachs & Co.	GBP	24,202,373	USD	31,419,279	31,790,041	(370,762)
09/15/16	JPMorgan Chase & Co.	GBP	23,000,000	USD	29,842,615	30,210,713	(368,098)
09/15/16	Citibank, N.A.	SEK	132,256,249	USD	15,648,812	15,458,501	190,311
09/15/16	Goldman Sachs & Co.	SEK	142,000,000	USD	16,795,978	16,597,379	198,599
09/15/16	Citibank, N.A.	USD	596,623	SEK	5,000,000	584,415	(12,208)
Total forward foreign currency contracts — currency risk							$(822,317)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

31                         Invesco Dynamic Credit Opportunities Fund

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2016.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Citibank, N.A.	$190,311	$(190,311)	$—	$—	$—
Goldman Sachs & Co.	198,599	(198,599)	—	—	—
Total	$388,910	$(388,910)	$—	$—	$—

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Barclays Bank PLC	$29,047	$—	$—	$—	$29,047
Citibank, N.A.	419,989	(190,311)	—	—	229,678
Goldman Sachs & Co.	372,396	(198,599)	—	—	173,797
JPMorgan Chase & Co.	389,795	—	—	—	389,795
Total	$1,211,227	$(388,910)	$—	$—	$822,317

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/16	Interest Income
Targus Group International, Inc. — Notes	$0	$—	$—	$—	$—	$0	$136,254
Targus Group International, Inc. — Common Shares	0	—	—	—	—	0	—
Total	$0	$—	$—	$—	$—	$0	$136,254

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Fund has entered into a $400 million revolving credit and security agreement which will expire on November 18, 2016. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2016, the average daily balance of borrowing under the revolving credit and security agreement was $285,054,348 with a weighted interest rate of 0.81%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

32                         Invesco Dynamic Credit Opportunities Fund

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2016. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*	Value
Accudyne Industries LLC	Revolver Loan	$3,111,708	$2,661,692
Allied Universal Holdco LLC	Delayed Draw Term Loan	420,673	420,806
Arch Coal, Inc.	DIP Term Loan	2,048,736	2,053,858
Chefs’ Warehouse Parent, LLC	Delayed Draw Term Loan	147,712	144,758
CJ Holding Co.	DIP Delayed Draw Term Loan	152,554	156,367
Community Health Systems, Inc.	Revolver Loan	1,159,686	1,122,367
Delta Air Lines, Inc.	Revolver Loan	1,032,274	1,016,790
Equinox Holdings Inc.	Revolver Loan	1,047,281	942,553
Getty Images, Inc.	Revolver Loan	4,195,778	3,923,053
Hearthside Group Holdings, LLC	Revolver Loan	561,580	558,377
IAP Worldwide Services	Revolver Loan	1,155,523	1,132,412
Kenan Advantage Group, Inc.	Delayed Draw Term Loan	46,179	45,804
Klockner Pentaplast of America, Inc.	Revolver Loan	EUR 5,000,000	5,573,765
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	57,342	37,273
Post Holdings, Inc.	Revolver Loan	2,282,597	2,281,171
Scientific Games International, Inc.	Revolver Loan	2,561,637	2,273,453
THOM Europe S.A.S.	Revolver Loan	EUR 7,000,000	7,808,151
Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP 4,000,000	4,727,338
			$36,879,988

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$76,783,001	$—	$76,783,001
February 28, 2018	230,817,698	—	230,817,698
February 28, 2019	2,612,706	—	2,612,706
Not subject to expiration	—	20,763,359	20,763,359
	$310,213,405	$20,763,359	$330,976,764

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33                         Invesco Dynamic Credit Opportunities Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $608,933,781 and $623,182,146, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$63,937,682
Aggregate unrealized (depreciation) of investment securities	(141,146,997)
Net unrealized appreciation (depreciation) of investment securities	$(77,209,315)
Cost of investments for tax purposes is $1,500,746,264.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	74,094,284	74,094,284
Shares issued through dividend reinvestment	—	—
Ending shares	74,094,284	74,094,284

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On August 29, 2013, the Fund issued in the aggregate 1,250 VRTP Shares of the following series: (i) 2016/9-VTA C-1 (the “C-1 Series”), (ii) 2016/9-VTA C-2 (the “C-2 Series”), (iii) 2016/9-VTA C-3 (the “C-3 Series”), (iv) 2016/9-VTA C-4 (the “C-4 Series”) and (v) 2016/9-VTA L-1 (the “L-1 Series”), each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VRTP Shares on August 24, 2013 were used to repay a portion of the Fund’s outstanding borrowings under the existing revolving credit agreement. VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Fund is required to redeem all outstanding VRTP Shares on September 1, 2017, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.

The Fund incurred costs in connection with the issuance of the VRTP Shares. These costs were recorded as a deferred charge and were being amortized over the original 3 year life of the VRTP Shares. In addition, the Fund incurred costs in connection with the extension of the VRTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends was equal to the sum of an applicable base rate (defined below) plus a ratings spread of 1.20%-5.20%, which is based on the long term rating assigned to the VRTP Shares by Moody’s and Fitch.

Series	Applicable Base Rate
C-1 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CHARTA, LLC to purchase shares of the C-1 Series
C-2 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CAFCO, LLC to purchase shares of the C-2 Series
C-3 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CIESCO, LLC to purchase shares of the C-3 Series
C-4 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CRC Funding, LLC to purchase shares of the C-4 Series
L-1 Series	30 day London Interbank Offered Rate by Citibank in London, England

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2016 were $125,000,000 and 1.80%, respectively.

The Fund is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which are considered debt of the Fund for financial reporting purposes, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

34                         Invesco Dynamic Credit Opportunities Fund

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,195,778	$3,923,053
Citibank, N.A.	3,111,707	2,661,692
Goldman Sachs Lending Partners LLC	2,282,597	2,281,171
Goldman Sachs Lending Partners LLC	EUR 7,000,000	7,808,151
Total		$16,674,067

Currency Abbreviations:

EUR	– Euro

NOTE 14—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.075	September 14, 2016	September 30, 2016
October 3, 2016	$0.075	October 14, 2016	October 31, 2016

35                         Invesco Dynamic Credit Opportunities Fund

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 29,		Years ended February 28,						Year ended February 29,
	2016		2016		2015		2014		2013		2012
Net asset value per common share, beginning of period	$11.51		$13.28		$13.82		$13.15		$12.37		$13.29
Net investment income(a)	0.47		0.97		0.92		0.84		0.91		0.84
Net gains (losses) on securities (both realized and unrealized)	1.27		(1.84)		(0.56)		0.73		0.77		(0.88)
Total from investment operations	1.74		(0.87)		0.36		1.57		1.68		(0.04)
Dividends from net investment income	(0.45)		(0.56)		(0.90)		(0.90)		(0.90)		(0.88)
Return of capital	—		(0.34)		—		—		—		—
Total distributions	(0.45)		(0.90)		(0.90)		(0.90)		(0.90)		(0.88)
Net asset value per common share, end of period	$12.80		$11.51		$13.28		$13.82		$13.15		$12.37
Market value per common share, end of period	$11.67		$9.97		$12.07		$12.90		$13.29		$11.62
Total return at net asset value(b)	15.78%		(6.03)%		3.29%		12.65%		14.13%		0.35%
Total return at market value(c)	21.87%		(10.44)%		0.57%		4.04%		23.00%		(2.36)%
Net assets applicable to common shares, end of period (000’s omitted)	$948,759		$853,086		$983,798		$1,024,187		$974,021		$916,236
Portfolio turnover rate(d)	45%		88%		103%		121%		129%		132%

Ratio/supplement data based on average net assets applicable to common shares outstanding:
Ratio of expenses	2.76	%(e)(f)	2.68	%(f)	2.52	%(f)	2.25	%(f)	2.09	%(f)	2.21%
Ratio of expenses excluding interest, facilities and maintenance fees	1.97	%(e)	2.01%		1.96%		1.82%		1.72%		1.86%
Ratio of net investment income	7.52	%(e)	7.61%		6.72%		6.28%		7.15%		6.73%

Senior indebtedness:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$125,000		$125,000		$125,000
Total borrowings (000’s omitted)	$295,000		$265,000		$361,000		$331,000		$240,000		$232,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$4,640		$4,691		$4,071		$4,472		$5,058		$4,949
Asset coverage per preferred share(h)	$859,007		$782,469		$887,038		$919,350
Liquidating preference per preferred share	$100,000		$100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $914,673.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares at liquidation value and borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(h)	Calculated by subtracting the Fund’s total liabilities (not including preferred shares at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to

36                         Invesco Dynamic Credit Opportunities Fund

the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

37                         Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Dynamic Credit Opportunities Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

38                         Invesco Dynamic Credit Opportunities Fund

level. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of two such mutual funds. The Board also noted that Invesco Advisers and its affiliates sub-advise five other domestic and foreign funds with investment strategies comparable to those of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual shareholder reports and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

39                         Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	67,247,109	924,615
	Eli Jones	67,345,725	825,999
	Raymond Stickel, Jr.	67,321,803	849,921
(2)	Prema Mathai-Davis	1,250	0

40                         Invesco Dynamic Credit Opportunities Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-22043                 VK-CE-DCO-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.